Stated capital (Details) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Dec. 31, 2023
Stated capital.
Beginning Balance, Number of shares	332,519
Shares issued on exercise of options (in shares)	555
Ending Balance, Number of shares	333,074			332,519
Beginning balance, Equity	$ 347,354	$ 1,360,230		$ 1,360,230
Ending balance, Equity	(289,613)	733,194	[1]	347,354
Stated capital net of issue costs
Stated capital.
Beginning balance, Equity	5,394,812	5,311,953		5,311,953
Shares issued on exercise of options	4,393	89,432
Ending balance, Equity	5,399,205	$ 5,401,385	[1]	5,394,812
Share capital
Stated capital.
Beginning balance, Equity	100,311
Shares issued on exercise of options	166
Ending balance, Equity	100,477			100,311
Share capital net of issue costs
Stated capital.
Beginning balance, Equity	99,756
Shares issued on exercise of options	166
Ending balance, Equity	99,922			99,756
Share premium
Stated capital.
Beginning balance, Equity	5,324,525
Shares issued on exercise of options	4,227
Ending balance, Equity	5,328,752			5,324,525
Share premium net of issue costs
Stated capital.
Beginning balance, Equity	5,295,056
Shares issued on exercise of options	4,227
Ending balance, Equity	$ 5,299,283			$ 5,295,056

[1]	Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 28).